Share Capital - Summary of Company's Stock Options Outstanding and Exercisable (Detail)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	51,565,802	49,638,890	43,436,494
Number of share options exercisable	41,268,569
Exercise Price	$ 5.08	$ 4.07	$ 3.69
2.27 Exercise Price Expire on March 21, 2024 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	500,000
Number of share options exercisable	500,000
Exercise Price	$ 2.27
Remaining Contractual Life	2 months 19 days
Expiry Date	Mar. 21, 2024
2.22 Exercise Price Expire on March 27, 2024 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	250,000
Number of share options exercisable	250,000
Exercise Price	$ 2.22
Remaining Contractual Life	2 months 26 days
Expiry Date	Mar. 27, 2024
1.92 Exercise Price Expire on June 12, 2024 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	2,900,000
Number of share options exercisable	2,900,000
Exercise Price	$ 1.92
Remaining Contractual Life	5 months 12 days
Expiry Date	Jun. 12, 2024
1.59 Exercise Price Expire on August 16, 2024 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	188,679
Number of share options exercisable	188,679
Exercise Price	$ 1.59
Remaining Contractual Life	7 months 17 days
Expiry Date	Aug. 16, 2024
1.59 Exercise Price Expire on December 24,2024 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	3,400,000
Number of share options exercisable	3,400,000
Exercise Price	$ 1.59
Remaining Contractual Life	11 months 23 days
Expiry Date	Dec. 24, 2024
1.8 Exercise Price Expire on June 12, 2025 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	3,875,000
Number of share options exercisable	3,875,000
Exercise Price	$ 1.8
Remaining Contractual Life	1 year 5 months 12 days
Expiry Date	Jun. 12, 2025
3.24 Exercise Price Expire on December 11, 2025 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	4,766,666
Number of share options exercisable	4,766,666
Exercise Price	$ 3.24
Remaining Contractual Life	1 year 11 months 12 days
Expiry Date	Dec. 11, 2025
5.16 Exercise Price Expire on February 16, 2026 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	250,000
Number of share options exercisable	250,000
Exercise Price	$ 5.16
Remaining Contractual Life	2 years 1 month 17 days
Expiry Date	Feb. 16, 2026
4.53 Exercise Price Expire on April 1, 2026 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	250,000
Number of share options exercisable	250,000
Exercise Price	$ 4.53
Remaining Contractual Life	2 years 3 months
Expiry Date	Apr. 01, 2026
5.84 Exercise Price Expire on June 10, 2026 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	8,330,000
Number of share options exercisable	8,330,000
Exercise Price	$ 5.84
Remaining Contractual Life	2 years 5 months 8 days
Expiry Date	Jun. 10, 2026
5.44 Exercise Price Expire on December 14, 2026 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	6,781,666
Number of share options exercisable	6,781,666
Exercise Price	$ 5.44
Remaining Contractual Life	2 years 11 months 15 days
Expiry Date	Dec. 14, 2026
5.76 Exercise Price Expire on January 18,2027 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	94,277
Number of share options exercisable	47,139
Exercise Price	$ 5.76
Remaining Contractual Life	3 years 18 days
Expiry Date	Jan. 18, 2027
5.31 Exercise Price Expire on August 17, 2027 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	3,370,000
Number of share options exercisable	2,240,014
Exercise Price	$ 5.31
Remaining Contractual Life	3 years 7 months 17 days
Expiry Date	Aug. 17, 2027
5.41 Exercise Price Expire on October 4,2027 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	55,452
Number of share options exercisable	27,726
Exercise Price	$ 5.41
Remaining Contractual Life	3 years 9 months 3 days
Expiry Date	Oct. 04, 2027
5.57 Exercise Price Expire on December 18,2027 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	5,905,000
Number of share options exercisable	3,925,013
Exercise Price	$ 5.57
Remaining Contractual Life	3 years 11 months 19 days
Expiry Date	Dec. 18, 2027
6.55 Exercise Price Expire on January 31, 2028 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	300,000
Number of share options exercisable	100,000
Exercise Price	$ 6.55
Remaining Contractual Life	4 years 1 month 2 days
Expiry Date	Jan. 31, 2028
6.99 Exercise Price Expire on August 22, 2028 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	4,795,000
Number of share options exercisable	1,598,333
Exercise Price	$ 6.99
Remaining Contractual Life	4 years 7 months 24 days
Expiry Date	Aug. 22, 2028
7.68 Exercise Price Expire on October 4, 2028 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	39,062
Exercise Price	$ 7.68
Remaining Contractual Life	4 years 9 months 3 days
Expiry Date	Oct. 04, 2028
9.33 Exercise Price Expire on December 11, 2028 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding	5,515,000
Number of share options exercisable	1,838,333
Exercise Price	$ 9.33
Remaining Contractual Life	4 years 11 months 12 days
Expiry Date	Dec. 11, 2028